Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Time in Arrears (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 2,264,869	$ 1,791,262
Impairment provision, Trade receivables current	(752,600)	(551,551)
Other receivables, Current	1,286,153	586,527
Impairment provision, Other receivables current	(46,751)	(3,211)
Trade and other current receivables	3,551,022	2,377,789
Trade receivables, Non-current	171,513	96,367
Other receivables, Non-current	734,995	520,426
Impairment provision, Other receivables non-current	(514)
Trade and other non-current receivables	906,508	616,793
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,017,469	2,342,813
Other receivables, Current	1,332,904	589,738
Trade and other current receivables	4,350,373	2,932,551
Trade receivables, Non-current	171,513	96,367
Other receivables, Non-current	735,509	520,426
Trade and other non-current receivables	907,022	616,793
Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,516,824	1,186,611
Impairment provision, Trade receivables current	(41,013)	(594)
Impairment provision, Other receivables current	(46,751)	(3,211)
Trade and other current receivables	2,802,977	1,773,138
Current [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,557,837	1,187,205
Other receivables, Current	1,332,904	589,738
1-90 days [Member]
Trade and Other Receivables [Line Items]
Impairment provision, Trade receivables current	(37,505)	(4,531)
Trade and other current receivables	452,556	410,907
1-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	490,061	415,438
91-180 days [Member]
Trade and Other Receivables [Line Items]
Impairment provision, Trade receivables current	(39,952)	(7,248)
Trade and other current receivables	133,316	93,335
91-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	173,268	100,583
More than 181 days [Member]
Trade and Other Receivables [Line Items]
Impairment provision, Trade receivables current	(634,130)	(539,178)
Trade and other current receivables	162,173	100,409
More than 181 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 796,303	$ 639,587